Pension Plans (Tables)	12 Months Ended
Mar. 31, 2026
Funded Status of Defined Benefit Pension Plans
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2025 and 2026 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2025	2026	2025	2026
Change in benefit obligation:
Benefit obligation at beginning of year	¥105,109	¥93,804	¥129,934	¥122,744
Service cost	5,078	4,473	3,268	2,890
Interest cost	1,421	1,943	4,091	4,786
Actuarial loss (income)	(7,621)	(6,728)	(11,712)	(8,246)
Plan participant’s contributions	0	0	233	471
Benefits paid	(5,032)	(5,513)	(2,375)	(4,025)
Business combinations	86	4,141	0	0
Divestitures	(1,937)	(498)	0	0
Plan amendments	0	0	179	0
Settlements	(3,300)	0	0	0
Foreign currency exchange rate change	0	0	(874)	15,504

Bene f it obligatio n at e nd of year	93,804	91,622	122,744	134,124

Change in plan assets:
Fair value of plan assets at beginning of year	143,101	137,712	153,803	151,819
Actual return on plan assets	449	9,551	(1,435)	2,115
Employer contribution	3,855	4,034	2,446	2,665
Plan participant’s contributions	0	0	233	471
Benefits paid	(4,404)	(4,560)	(2,182)	(3,772)
Business combinations	0	5,827	0	0
Divestitures	(3,272)	(460)	0	0
Settlements	(2,017)	(1)	0	0
Foreign currency exchange rate change	0	0	(1,046)	19,770

Fair value of plan assets at end of year	137,712	152,103	151,819	173,068

The funded status of the plans	¥43,908	¥60,481	¥29,075	¥38,944

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥59,111	¥75,053	¥30,809	¥40,886
Accrued benefit liability included in other liabilities	(15,203)	(14,572)	(1,734)	(1,942)

Net amount recognized	¥43,908	¥60,481	¥29,075	¥38,944

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax
Amount recognized in accumulated other comprehensive income (loss), pre-tax,
at March 31, 2025 and 2026 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2025	2026	2025	2026
Net prior service credit	¥666	¥601	¥(502)	¥(838)
Net actuarial gain (loss)	5,750	25,940	12,865	17,953
Net transition obligation	0	0	8	9

Total recognized in accumulated other comprehensive loss, pre-tax	¥6,416	¥26,541	¥12,371	¥17,124

Summary Of Accumulated Benefit Obligations And Fair Value Of Plan Assets For Pension Plans
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2025 and 2026 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2025	2026	2025	2026
Accumulated benefit obligations	¥14,525	¥14,163	¥2,075	¥2,260
Fair value of plan assets	0	0	389	366

Summary Of Projected Benefit Obligations And Fair Value Of Plan Assets For Pension Plans With Projected Defined Benefit Obligation In Excess Of Plan Assets
The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets at March 31, 2025 and 2026 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2025	2026	2025	2026
Projected benefit obligations	¥15,203	¥14,572	¥3,844	¥2,308
Fair value of plan assets	0	0	2,110	366

Net Pension Cost of Defined Benefit Plans
Net pension cost of the plans for fiscal 2024, 2025 and 2026 consists of the following:

	Millions of yen
	2024	2025	2026
Japanese plans:
Service cost	¥5,542	¥5,078	¥4,473
Interest cost	1,216	1,421	1,943
Expected return on plan assets	(2,702)	(2,766)	(2,734)
Amortization of prior service credit	(84)	(72)	(65)
Amortization of net actuarial loss	59	(93)	(139)
Plan amendments	0	0	0
Settlements	0	(1,347)	1

Net periodic pension cost	¥4,031	¥2,221	¥3,479

Overseas plans:
Service cost	¥2,999	¥3,268	¥2,890
Interest cost	3,395	4,091	4,786
Expected return on plan assets	(6,362)	(6,996)	(7,489)
Amortization of prior service credit	(354)	(322)	(270)
Amortization of net actuarial loss	11	9	5
Amortization of transition obligation	1	1	0

Net periodic pension cost	¥(310)	¥51	¥(78)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2024, 2025 and 2026 are summarized as follows:

	Millions of yen
	2024	2025	2026
Japanese plans:
Current year actuarial gain (loss)	¥12,990	¥5,125	¥20,329
Amortization of net actuarial loss	59	(93)	(139)
Prior service credit due to amendments	0	(278)	0
Amortization of prior service credit	(84)	(72)	(65)
Settlements	0	(148)	0

Total recognized in other comprehensive income, pre-tax	¥12,965	¥4,534	¥20,125

Overseas plans:
Current year actuarial gain (loss)	¥5,728	¥3,226	¥3,141
Amortization of net actuarial loss	11	9	5
Prior service credit due to amendments	(145)	(179)	(5)
Amortization of prior service credit	(354)	(322)	(270)
Amortization of transition obligation	1	1	0
Foreign currency exchange rate change	641	(78)	1,882

Total recognized in other comprehensive income (loss), pre-tax	¥5,882	¥2,657	¥4,753

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts
Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2024	2025	2026
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.4%	2.1%	2.8%
Rate of increase in compensation levels	4.3%	3.4%	3.1%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.1%	1.4%	2.1%
Rate of increase in compensation levels	4.3%	4.3%	3.4%
Expected long-term rate of return on plan assets	2.0%	2.0%	1.9%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%

Overseas plans	2024	2025	2026
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	3.3%	3.8%	4.3%
Rate of increase in compensation levels	2.3%	2.3%	2.3%
Interest crediting rate for cash balance plans	—	—	—
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	3.3%	3.3%	3.8%
Rate of increase in compensation levels	2.3%	2.3%	2.3%
Expected long-term rate of return on plan assets	4.6%	4.7%	4.7%
Interest crediting rate for cash balance plans	—	—	—

Benefits Expected to be Paid
At March 31, 2026, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2027	¥6,051	¥4,195
2028	5,453	4,386
2029	6,141	4,320
2030	6,198	4,482
2031	6,158	4,711
2032-2036	32,528	26,958

Total	¥62,529	¥49,052

Japan
Fair Value of Pension Plan Assets by Asset Category
The fair value of Japanese pension plan assets at March 31, 202
5
 and 2026, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2025
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥15,268	¥0	¥0	¥0
Other than Japan
Pooled funds*2	19,447	0	0	0
Debt securities:
Japan
Pooled funds*3	28,787	0	0	0
Other than Japan
Pooled funds*4	32,738	0	0	0
Other assets:
Life insurance company general accounts*5	29,136	0	29,136	0
Others*6	12,336	0	12,336	0

	¥137,712	¥0	¥41,472	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥30 million at March 31, 2025.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥7 million at March 31, 2025.

*4	These funds invest approximately 100% in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2026
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥19,029	¥0	¥0	¥0
Other than Japan
Pooled funds*2	21,666	0	0	0
Debt securities:
Japan
Pooled funds*3	28,365	0	0	0
Other than Japan
Pooled funds*4	25,531	0	0	0
Other assets:
Life insurance company general accounts*5	27,989	0	27,989	0
Others*6	29,523	0	29,523	0

	¥152,103	¥0	¥57,512	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2026.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥6 million at March 31, 2026.

*4	These funds invest approximately 100% in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas plans
Fair Value of Pension Plan Assets by Asset Category
The fair value of overseas pension plan assets at March 31, 2025 and 2026, by asset category, are as follows. The three levels of input used
to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2025
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥54,119	¥54,119	¥0	¥0
Pooled funds*1	722	0	0	0
Debt securities:
Other than Japan
Government bonds	85,685	85,685	0	0
Municipal bonds	4,094	0	4,094	0
Other assets:
Life insurance company general accounts*2	455	0	455	0
Others*3	6,744	0	6,744	0

	¥151,819	¥139,804	¥11,293	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2026
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥70,171	¥70,171	¥0	¥0
Pooled funds*1	712	0	0	0
Debt securities:
Other than Japan
Government bonds	91,849	91,849	0	0
Municipal bonds	4,403	0	4,403	0
Other assets:
Life insurance company general accounts*2	444	0	444	0
Others*3	5,489	0	5,489	0
	¥173,068	¥162,020	¥10,336	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.